S000052179 [Member] Investment Objectives and Goals - Western Asset SMASh Series TF Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Western Asset SMASh Series TF Fund (“SMASh Series TF Fund”)
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes.